Self-Insured Risks	12 Months Ended
Dec. 31, 2011
Self-Insured Risks [Abstract]
Self-Insured Risks
Self-Insured Risks:
We insure a substantial portion of our professional liability, general liability, and workers’ compensation risks through a self-insured retention program (“SIR”) underwritten by our consolidated wholly owned offshore captive insurance subsidiary, HCS, Ltd., which we fund via regularly scheduled premium payments. HCS is an independent insurance company licensed by the Cayman Island Monetary Authority. We use HCS to fund part of our first layer of insurance coverage up to $24 million. Risks in excess of specified limits per claim and in excess of our aggregate SIR amount are covered by unrelated commercial carriers.
Reserves for professional liability, general liability, and workers’ compensation risks were $153.3 million and $152.9 million at December 31, 2011 and 2010, respectively. The current portion of this reserve, $50.5 million and $50.4 million, at December 31, 2011 and 2010, respectively, is included in Other current liabilities in our consolidated balance sheets. Expenses related to retained professional and general liability risks were $19.9 million, $27.4 million, and $12.9 million for the years ended December 31, 2011, 2010, and 2009, respectively, and are classified in Other operating expenses in our consolidated statements of operations. Expenses associated with retained workers’ compensation risks were $9.0 million, $7.5 million, and $13.1 million for the years ended December 31, 2011, 2010, and 2009, respectively. Of these amounts, $8.8 million, $7.3 million, and $12.8 million, respectively, are classified in Salaries and benefits in our consolidated statements of operations, with the remainder included in General and administrative expenses. See below for additional information related to estimated ultimate losses recorded in 2011, 2010, and 2009.
We also maintain excess loss contracts with insurers and reinsurers for professional, general liability, and workers’ compensation risks. Expenses associated with professional and general liability excess loss contracts were $2.3 million, $2.4 million, and $2.9 million for the years ended December 31, 2011, 2010, and 2009, respectively, and are classified in Other operating expenses in our consolidated statements of operations. Expenses associated with workers’ compensation excess loss contracts were $2.7 million, $3.3 million, and $3.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. Of these amounts, $2.6 million, $3.2 million, and $3.1 million, respectively, are classified in Salaries and benefits in our consolidated statements of operations, with the remainder included in General and administrative expenses.
Provisions for these risks are based upon actuarially determined estimates. Loss and loss expense reserves represent the unpaid portion of the estimated ultimate net cost of all reported and unreported losses incurred through the respective consolidated balance sheet dates. The reserves for unpaid losses and loss expenses are estimated using individual case-basis valuations and actuarial analyses. Those estimates are subject to the effects of trends in loss severity and frequency. The estimates are continually reviewed and adjustments are recorded as experience develops or new information becomes known. The changes to the estimated ultimate loss amounts are included in current operating results. During 2011, 2010, and 2009, we reduced our estimated ultimate losses relating to prior loss periods by $4.4 million, $1.7 million, and $7.4 million, respectively, due to favorable claim experience and industry-wide loss development trends.
The reserves for these self-insured risks cover approximately 800 individual claims at December 31, 2011 and 2010, and estimates for potential unreported claims. The time period required to resolve these claims can vary depending upon the jurisdiction and whether the claim is settled or litigated. During 2011, 2010, and 2009, $27.0 million, $30.7 million, and $26.8 million, respectively, of payments (net of reinsurance recoveries of $1.4 million, $1.0 million, and $1.2 million, respectively) were made for liability claims. The estimation of the timing of payments beyond a year can vary significantly. Although considerable variability is inherent in reserve estimates, management believes the reserves for losses and loss expenses are adequate; however, there can be no assurance the ultimate liability will not exceed management’s estimates.
The obligations covered by excess contracts remain on the balance sheet, as the subsidiary or parent remains liable to the extent the excess carriers do not meet their obligations under the insurance contracts. Amounts receivable under the excess contracts were $35.3 million and $34.1 million at December 31, 2011 and 2010, respectively. Of these amounts, $16.3 million and $14.4 million are included in Prepaid expenses and other current assets in our consolidated balance sheets as of December 31, 2011 and 2010, respectively, with the remainder included in Other long-term assets.